WARRANTS - Key assumptions used in the Black-Scholes model for Common Stock Warrants (Details)	Sep. 30, 2021 USD ($) Y shares	Dec. 31, 2020 USD ($) Y shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Class of Warrant or Right [Line Items]
Accrued value of warrants	$ 148,129	$ 49,863	$ 59,624
Common Stock Warrants
Class of Warrant or Right [Line Items]
Accrued value of warrants	$ 148,129	$ 49,863	$ 59,624	$ 59,624
Number of warrants to purchase common stock outstanding | shares	37,607	37,607	37,607
Common Stock Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants measurement input	20.5	57.0	55.0	58.0
Common Stock Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrants measurement input	0.25	1.0	2.0	4.0
Common Stock Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants measurement input	0.1	1.7	1.7	1.7
Common Stock Warrants | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrants measurement input	0.0	0.0	0.0	0.0